Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies	6 Months Ended
Jun. 30, 2026
Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies [Abstract]
Receivable for cryptocurrencies collateral and borrowings denominated in cryptocurrencies

14. Receivable for cryptocurrencies collateral and borrowings denominated in cryptocurrencies

Receivable for cryptocurrencies collateral

As of December 31, 2025, the Company held 3,338 BNB and 14,087 USDT pledged as collateral in connection with the borrowings denominated in cryptocurrencies, which are reported as receivable for cryptocurrencies collateral. During six months ended June 30, 2026, the Company collected all of receivable for cryptocurrencies collateral.

Borrowings denominated in cryptocurrencies

Starting from 2025, the Company entered into multiple short-term loan agreements with third parties to borrow cryptocurrencies for working capital and value investment purpose. As of December 31, 2025, the Company had 1,700,000 USDT in borrowings denominated in cryptocurrencies with cryptocurrencies collateral recorded as “receivable for cryptocurrencies collateral”, which bears a 6% borrowing fee. The borrowing has no predetermined maturity date and is repayable at the Company’s option and callable at the lender’s option, subject to 5 calendar days’ notice. During six months ended June 30, 2026, the Company repaid 1,700,000 USDT and borrowed 2,600,000 USDT. As of June 30, 2026, the Company had 2,600,000 USDT in borrowings denominated in cryptocurrencies, which bear floating interest rates ranged from 2.96% to 2.99%. The borrowing has no predetermined maturity date and is repayable at the Company’s option and callable at the lender’s option, subject to 12 hours’ notice. The Company collateralized certain BNB against the borrowings, which was recorded as “cryptocurrencies, restricted” (see Note 8).

During the six months ended June 30, 2025 and 2026, the Company recorded RMB18,529,435 and nil loss on change in fair value of borrowings denominated in cryptocurrencies, among which nil and nil was realized. During the six months ended June 30, 2025 and 2026, the interest expense in connection with the borrowings denominated in cryptocurrencies was immaterial.